Consolidated Income Statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Income Statement [Abstract]
Shipping revenues		$ 556,075	$ 450,381	$ 295,853
Other revenues	[1]	4,481	3,764	0
Total revenues		560,556	454,146	295,853
Gain on sale of vessels		0	19,513	15,153
Other income		0	0	4,612
Operating expenses
Voyage expenses		(165,667)	(185,502)	(92,405)
Vessel operating expenses		(75,429)	(73,809)	(77,807)
Depreciation and amortization		(108,902)	(123,255)	(128,639)
General and administrative expense		(17,448)	(16,889)	(16,565)
Total operating expenses		(367,447)	(399,455)	(315,416)
Operating income		193,110	74,204	202
Share of profit from associated companies		0	1,327	1,278
Interest income		4,485	1,076	6
Interest expense		(33,061)	(26,197)	(25,727)
Fair value gain/(loss) on derivative financial liabilities		(504)	14,983	12,450
Other financial (expense)/income		(1,984)	(2,826)	645
Profit/(loss) before tax		162,046	62,567	(11,147)
Income tax expense		(649)	(587)	(360)
Profit/(loss) for the year		161,397	61,979	(11,507)
Attributable to the owners of non-controlling interest		43	459	14
Attributable to the owners of parent		$ 161,353	$ 61,520	$ (11,521)
Basic earnings/(loss) per share (in dollars per share)		$ 0.99	$ 0.37	$ (0.07)
Diluted earnings/(loss) per share (in dollars per share)		$ 0.99	$ 0.37	$ (0.07)
Weighted average number of shares (basic) (in shares)		162,178,499	164,692,954	169,089,325
Weighted average number of shares (diluted) (in shares)		162,356,735	164,850,091	169,089,325

[1]	Other revenues mainly relate to technical management services provided